EX-1
FORM ABS-15G Wells Fargo Commercial Mortgage Securities, Inc. (1)
Name of Issuing Entity (1)	Check if Registered	Name of Originator	Total Assets in ABS by Originator (2)			Assets that Were Subject of Demand (3)			Assets that Were Repurchased or Replaced (3)(4)			Assets Pending Repurchase or Replacement (within Cure Period) (3)(5)			Demand in Dispute (3)(6)			Demand Withdrawn (3)(7)			Demand Rejected (3)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages (1)

Wachovia Commercial Mortgage Securities, Inc., Commercial Mortgage Pass-Through Certificates Series 2006-C28	X	Wachovia Bank, National Association	113	2,502,246,884.83	69.60	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 1376448		Nomura Credit & Capital, Inc.	44	823,722,922.57	22.91	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Artesia Mortage Capital Corporation (8)	50	269,226,893.21	7.49	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	13,737,367.59	0.42	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			207	3,595,196,700.61	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	13,737,367.59	0.42	0	0.00	0.00	0	0.00	0.00

Commercial Mortgages Asset Class Total			207	3,595,196,700.61		0	0.00		0	0.00		0	0.00		1	13,737,367.59		0	0.00		0	0.00